FAIR VALUE MEASUREMENTS (Narrative) (Details) € in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2016 CNY (¥)
Derivative [Line Items]
Derivative Liabilities Current	¥ 29,819,112			$ 4,481,853		¥ 10,364,075
Derivative, Loss on Derivative	¥ 19,455,037
Forward Contracts [Member]
Derivative [Line Items]
Derivative, notional amount				$ 20,000,000	€ 3
Remaining maturity of foreign currency derivative			12 months
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount | $			$ 70,000,000
Remaining maturity of foreign currency derivative	12 months
Investment Income, Net		¥ 200,000